GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
GOODWILL

14.                               GOODWILL

The Company tested goodwill for impairment at the reporting unit level, which is the same as reportable segment. Goodwill is only associated with “Renren” reporting unit. The changes in carrying amounts of goodwill for the years ended December 31, 2012 and 2013 were as follows:

	Year ended December 31,
	2012	2013

Gross amount:
Beginning balance	$59,623	$60,298
Exchange difference	675	1,734
Ending balance	60,298	62,032

Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	$59,673	$61,407